Debt - Other (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt
Total debt	$ 241,430	$ 295,219	$ 288,618
Unamortized debt costs	(2,942)	(4,910)	(4,800)
Current maturities of long-term debt	(12,011)	(8,735)	(6,108)
Short-term debt	(61,806)	(4,510)	(6,447)
Long-term debt, net	164,671	277,064	271,263
Term loan
Debt
Total debt	175,000	235,668	238,990
Prior term loan facility
Debt
Total debt		235,668
ABL facility
Debt
Total debt		51,890	39,757
International trade finance lines
Debt
Total debt	61,806	4,510	6,447
International notes payable
Debt
Total debt	4,617	3,126	3,321
Other loans
Debt
Total debt	$ 7	$ 25	$ 103